Property and Equipment	12 Months Ended
Jan. 31, 2025
Property and Equipment
Property and Equipment

Note 8 – Property and Equipment

	January 31,	January 31,
	2025	2024
Cost
Computer equipment and software	39,261	48,943
Furniture and fixtures	1,193	1,432
Leasehold improvements	718	994
Equipment installed with customers	2,430	2,314
Assets under construction	35	497
	43,637	54,180
Accumulated depreciation
Computer equipment and software	27,507	38,825
Furniture and fixtures	1,076	1,287
Leasehold improvements	529	730
Equipment installed with customers	2,044	1,786
	31,156	42,628
Net	12,481	11,552